FINANCIAL ASSETS AND FINANCIAL LIABILITIES- Comparison of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Aug. 13, 2014
Financial assets-current
Financial assets at fair value through profit	$ 307,000	$ 39,000
Financial assets at amortized cost
Cash on hand and cash at banks	37,970,000	54,017,000
Trade receivables	104,955,000	81,982,000
Other receivables	1,670,000	2,397,000
Due from related parties	1,368,000	11,018,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,902,000	1,553,000
Financial assets at amortized cost
Long-term bank deposits	1,454,000	1,354,000
Total	150,626,000	152,360,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	53,737,000	45,576,000
Trade and other payables	51,743,000	39,891,000
Due to related parties	7,941,000	16,613,000
Accruals	15,250,000	21,218,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	0	12,155,000
Total	128,671,000	135,453,000	$ 0
Fair value
Financial assets-current
Financial assets at fair value through profit	307,000	39,000
Financial assets at amortized cost
Cash on hand and cash at banks	37,970,000	54,017,000
Trade receivables	104,955,000	81,982,000
Other receivables	1,670,000	2,397,000
Due from related parties	1,368,000	11,018,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,902,000	1,553,000
Financial assets at amortized cost
Long-term bank deposits	1,454,000	1,354,000
Total	150,626,000	152,360,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	53,737,000	45,576,000
Trade and other payables	51,743,000	39,891,000
Due to related parties	7,941,000	16,613,000
Accruals	15,250,000	21,218,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	0	12,155,000
Total	$ 128,671,000	$ 135,453,000